Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating results of discontinued operations
($ in millions)
2020 2019 2018
Total revenues

4,008 9,037 9,698
Total cost of sales

(3,058) (6,983) (7,378)
Gross profit 950 2,054 2,320
Expenses

(808) (1,394) (1,326)
Net gain recognized on sale of the Power Grids business 5,141 — —
Income from operations 5,282 660 994
Net interest and other finance expense

(5) (61) (55)
Non-operational pension (cost) credit (94) 5 12
Income from discontinued operations before

taxes
5,182 605 951
Income tax expense (322) (167) (228)
Income from discontinued operations, net of

tax

4,860 438 723

Discontinued operations, held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of changes affecting operating segments
December 31,
($ in millions) 2020
(1)
2019
Receivables, net

280 2,541
Contract assets — 1,243
Inventories, net

1 1,667
Property, plant and

equipment, net

— 1,754
Goodwill

— 1,631
Other current assets

1 1,004
Current assets held for sale and in discontinued operations 282 9,840
Accounts payable, trade

188 1,722
Contract liabilities — 1,121
Pension and other employee benefits

— 419
Other current liabilities

456 1,984
Current liabilities held for sale and in discontinued operations 644 5,246
Other non-current liabilities

197 —
Non-current liabilities held for sale and in discontinued

operations
197 —
(1) At December 31, 2020, the balances reported as held for sale and in discontinued operations pertain to

Power Grids activities and other
obligations which will remain with the Company until such time as the obligation is settled or the activities are fully wound down.